DERIVATIVES - Summary of Derivative Financial Instruments and Balances (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Derivatives, Fair Value [Line Items]
Interest-bearing deposit swap	$ 2,719,980	$ 1,674,080
Derivative Asset	29,189	12,682
Estimate Fair Value Loss	(29,188)	(12,687)
Fair Value Hedges | Matched interest rate swaps | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Interest-bearing deposit swap	1,359,990	837,040
Derivative Asset	11,787	5,529
Estimate Fair Value Loss	(17,401)	(7,158)
Fair Value Hedges | Matched interest rate swaps | Accrued interest and other assets
Derivatives, Fair Value [Line Items]
Interest-bearing deposit swap	1,359,990	837,040
Derivative Asset	17,402	7,153
Estimate Fair Value Loss	$ (11,787)	$ (5,529)